NOTES RECEIVABLE	9 Months Ended
Sep. 30, 2025
Receivables [Abstract]
NOTES RECEIVABLE

NOTE 4 – NOTES RECEIVABLE

Unsecured Promissory Note

On May 31, 2025, the Company entered into a promissory note with an affiliated entity (the “Maker”). Under the terms of the note, the Company may advance up to $300,000 to the Maker to fund its organizational costs and expenses. The note is unsecured, non-interest-bearing, and is repayable on the earlier of (i) November 30, 2025 or (ii) the consummation of an initial public offering by the Maker, and may be prepaid at any time without penalty. As of September 30, 2025, the Company had advanced $236,790 under this note.

During, 2025, the Maker repaid in full all obligations owed to the Company under the promissory note.